TANGIBLE ASSETS - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization of intangible	$ 329	$ 325
Assets received in total or partial settlement of payment obligations of debtors	114,331	6,895	$ 8,219
Biological assets	104,857	84,206
Short-term crops and fish farming
Disclosure of detailed information about property, plant and equipment [line items]
Biological assets	9,081	7,633
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Withdrawals / Sales	$ (455,463)	(492,869)	(425,279)
Gross carrying amount | Pizano and Banco Corficolombiana Panama [member]
Disclosure of detailed information about property, plant and equipment [line items]
Withdrawals / Sales		$ (114,099)
Gross carrying amount | Consorcio Consol [member]
Disclosure of detailed information about property, plant and equipment [line items]
Withdrawals / Sales			(30,440)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Year impairment charge			$ 4,806